Note 22 - Issuances of Common Stock in Connection With an Equity Line	12 Months Ended
Dec. 31, 2013
Issance Of Common Stock For Line Of Credit Disclosure [Abstract]
Issance Of Common Stock For Line Of Credit Disclosure [Text Block]

22.          ISSUANCES OF COMMON STOCK IN CONNECTION WITH AN EQUITY LINE

On June 15, 2012, the Company entered into a Purchase Agreement with Lincoln Park Capital Fund, LLC (“LPC”), which provides that, upon the terms and subject to the conditions and limitations set forth therein, LPC is committed to purchase up to an aggregate of $10,000,000 of our shares of common stock over the 30-month term of the Purchase Agreement. The Company must first register under the Securities Act the resale by LPC of any shares to be sold to LPC. In October 2012, the Company’s registration statement went effective with regard to the sale by LPC of any common stock issuable under the Purchase Agreement. Thereafter, over 30 months, and subject to certain terms and conditions in the Purchase Agreement, the Company has the right to direct LPC to make periodic purchases of up to 500,000 shares of our common stock per sale depending on certain conditions as set forth in the Purchase Agreement as often as every two business days up to the aggregate commitment of $10,000,000.

The purchase price of the shares will be based on the market prices of the Company’s common stock immediately prior to the time of sale as computed under the Purchase Agreement. In no event, however, will LPC be obligated to purchase shares of common stock under the Purchase Agreement at a price of less than $.65 per share. The Company may, at any time, and in its sole discretion, terminate the Purchase Agreement without fee, penalty or cost upon notice to LPC. LPC may not assign or transfer its rights and obligations under the Purchase Agreement. There are no trading volume requirements, and the Company will control the timing and amount of any sales of common stock to LPC. As of December 31, 2013, no shares have been issued in conjunction with this arrangement. Since the Company has not recently maintained the effectiveness of the registration and deems that it will be unlikely to sell any shares under this equity line, the issuance costs of approximately $244,000 relating to shares originally issued under this agreement were written off to general and administrative expenses in 2013.